Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,822,500.00
Total Fee Amount	527.89
Total Offset Amount	0.00
Net Fee	$ 527.89
Offering Table N/A
Offset Table N/A	N/A